CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Revenues
Net sales	$ 6,331	$ 5,461	$ 18,370	$ 16,987
Finance and interest income	299	288	889	887
Total Revenues	6,630	5,749	19,259	17,874
Costs and Expenses
Cost of goods sold	5,242	4,524	15,166	14,014
Selling, general and administrative expenses	559	546	1,676	1,687
Research and development expenses	243	211	662	619
Restructuring expenses	53	6	77	31
Interest expense	259	273	712	743
Other, net	174	131	454	951
Total Costs and Expenses	6,530	5,691	18,747	18,045
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	100	58	512	(171)
Income tax (expense)	(64)	(32)	(225)	(179)
Equity in income of unconsolidated subsidiaries and affiliates	21	13	66	5
Net income (loss)	57	39	353	(345)
Net income attributable to noncontrolling interests	4		12	2
Net income (loss) attributable to CNH Industrial N.V.	$ 53	$ 39	$ 341	$ (347)
Earnings (loss) per share attributable to common shareholders
Basic	$ 0.04	$ 0.03	$ 0.25	$ (0.25)
Diluted	$ 0.04	$ 0.03	0.25	(0.25)
Cash dividends declared per common share			$ 0.118	$ 0.148